Master Trust - Schedule of Master Trust Net Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP Plans | EBP, Nonconsolidated, Plan Interest in Master Trust
Investments - Fair Value:
Total Investments at Fair Value	$ 1,119,098,403	$ 994,409,198
Investments - Contract Value:
Total Investments at Contract Value		70,054,155
Net assets available for benefits	1,184,364,132	1,064,463,353
EBP Plans | EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual Funds
Investments - Fair Value:
Total Investments at Fair Value	208,809,414	190,799,741
EBP Plans | EBP, Nonconsolidated, Plan Interest in Master Trust | Adient Ordinary Shares
Investments - Fair Value:
Total Investments at Fair Value	18,307,947	16,442,846
EBP Plans | EBP, Nonconsolidated, Plan Interest in Master Trust | Interest Bearing Cash
Investments - Fair Value:
Total Investments at Fair Value	677,660	839,415
EBP Plans | EBP, Nonconsolidated, Plan Interest in Master Trust | Other Common Stock
Investments - Fair Value:
Total Investments at Fair Value	29,040,553	29,665,476
EBP Plans | EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual and Stock Funds
Investments - Fair Value:
Total Investments at Fair Value	256,835,574	237,747,478
EBP Plans | EBP, Nonconsolidated, Plan Interest in Master Trust | Common/Collective Trust Funds
Investments - Fair Value:
Total Investments at Fair Value	862,262,829	756,661,720
EBP Plans | EBP, Nonconsolidated, Plan Interest in Master Trust | Fixed Income Fund
Investments - Contract Value:
Total Investments at Contract Value	65,265,729	70,054,155
EBP Plans | EBP, Nonconsolidated, Master Trust
Investments - Fair Value:
Total Investments at Fair Value	1,119,098,403	994,409,198
Investments - Contract Value:
Total Investments at Contract Value		70,054,155
Net assets available for benefits	1,184,364,132	1,064,463,353
EBP Plans | EBP, Nonconsolidated, Master Trust | Mutual Funds
Investments - Fair Value:
Total Investments at Fair Value	208,809,414	190,799,741
EBP Plans | EBP, Nonconsolidated, Master Trust | Adient Ordinary Shares
Investments - Fair Value:
Total Investments at Fair Value	18,307,947	16,442,846
EBP Plans | EBP, Nonconsolidated, Master Trust | Interest Bearing Cash
Investments - Fair Value:
Total Investments at Fair Value	677,660	839,415
EBP Plans | EBP, Nonconsolidated, Master Trust | Other Common Stock
Investments - Fair Value:
Total Investments at Fair Value	29,040,553	29,665,476
EBP Plans | EBP, Nonconsolidated, Master Trust | Mutual and Stock Funds
Investments - Fair Value:
Total Investments at Fair Value	256,835,574	237,747,478
EBP Plans | EBP, Nonconsolidated, Master Trust | Common/Collective Trust Funds
Investments - Fair Value:
Total Investments at Fair Value	862,262,829	756,661,720
EBP Plans | EBP, Nonconsolidated, Master Trust | Fixed Income Fund
Investments - Contract Value:
Total Investments at Contract Value	65,265,729	70,054,155
EBP 001 ADNT
Investments - Contract Value:
Net assets available for benefits	1,054,498,258	953,576,937
EBP 001 ADNT | EBP, Nonconsolidated, Plan Interest in Master Trust
Investments - Fair Value:
Total Investments at Fair Value	975,959,040	871,903,706
Investments - Contract Value:
Total Investments at Contract Value	59,239,799	63,260,473
Net assets available for benefits	1,035,198,839	935,164,179
EBP 001 ADNT | EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual Funds
Investments - Fair Value:
Total Investments at Fair Value	197,259,487	179,990,258
EBP 001 ADNT | EBP, Nonconsolidated, Plan Interest in Master Trust | Adient Ordinary Shares
Investments - Fair Value:
Total Investments at Fair Value	16,339,201	14,684,088
EBP 001 ADNT | EBP, Nonconsolidated, Plan Interest in Master Trust | Interest Bearing Cash
Investments - Fair Value:
Total Investments at Fair Value	590,983	736,004
EBP 001 ADNT | EBP, Nonconsolidated, Plan Interest in Master Trust | Other Common Stock
Investments - Fair Value:
Total Investments at Fair Value	26,908,491	27,521,772
EBP 001 ADNT | EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual and Stock Funds
Investments - Fair Value:
Total Investments at Fair Value	241,098,162	222,932,122
EBP 001 ADNT | EBP, Nonconsolidated, Plan Interest in Master Trust | Common/Collective Trust Funds
Investments - Fair Value:
Total Investments at Fair Value	734,860,878	648,971,584
EBP 001 ADNT | EBP, Nonconsolidated, Plan Interest in Master Trust | Fixed Income Fund
Investments - Contract Value:
Total Investments at Contract Value	59,239,799	63,260,473
EBP 001 AVZR
Investments - Contract Value:
Net assets available for benefits	38,436,267	33,533,243
EBP 001 AVZR | EBP, Nonconsolidated, Plan Interest in Master Trust
Investments - Fair Value:
Total Investments at Fair Value	32,451,708	27,146,826
Investments - Contract Value:
Total Investments at Contract Value	993,067	1,583,043
Net assets available for benefits	33,444,775	28,729,869
EBP 001 AVZR | EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual Funds
Investments - Fair Value:
Total Investments at Fair Value	2,821,894	2,702,590
EBP 001 AVZR | EBP, Nonconsolidated, Plan Interest in Master Trust | Adient Ordinary Shares
Investments - Fair Value:
Total Investments at Fair Value	378,293	425,565
EBP 001 AVZR | EBP, Nonconsolidated, Plan Interest in Master Trust | Interest Bearing Cash
Investments - Fair Value:
Total Investments at Fair Value	19,651	22,916
EBP 001 AVZR | EBP, Nonconsolidated, Plan Interest in Master Trust | Other Common Stock
Investments - Fair Value:
Total Investments at Fair Value	429,372	154,949
EBP 001 AVZR | EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual and Stock Funds
Investments - Fair Value:
Total Investments at Fair Value	3,649,210	3,306,020
EBP 001 AVZR | EBP, Nonconsolidated, Plan Interest in Master Trust | Common/Collective Trust Funds
Investments - Fair Value:
Total Investments at Fair Value	28,802,498	23,840,806
EBP 001 AVZR | EBP, Nonconsolidated, Plan Interest in Master Trust | Fixed Income Fund
Investments - Contract Value:
Total Investments at Contract Value	993,067	1,583,043
EBP 002
Investments - Contract Value:
Net assets available for benefits	95,806,178	83,649,109
EBP 002 | EBP, Nonconsolidated, Plan Interest in Master Trust
Investments - Fair Value:
Total Investments at Fair Value	83,117,037	70,932,055
Investments - Contract Value:
Total Investments at Contract Value	3,107,604	3,293,850
Net assets available for benefits	86,224,641	74,225,905
EBP 002 | EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual Funds
Investments - Fair Value:
Total Investments at Fair Value	7,439,109	6,891,703
EBP 002 | EBP, Nonconsolidated, Plan Interest in Master Trust | Adient Ordinary Shares
Investments - Fair Value:
Total Investments at Fair Value	1,431,029	1,212,520
EBP 002 | EBP, Nonconsolidated, Plan Interest in Master Trust | Interest Bearing Cash
Investments - Fair Value:
Total Investments at Fair Value	50,331	59,876
EBP 002 | EBP, Nonconsolidated, Plan Interest in Master Trust | Other Common Stock
Investments - Fair Value:
Total Investments at Fair Value	1,219,511	1,545,125
EBP 002 | EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual and Stock Funds
Investments - Fair Value:
Total Investments at Fair Value	10,139,980	9,709,224
EBP 002 | EBP, Nonconsolidated, Plan Interest in Master Trust | Common/Collective Trust Funds
Investments - Fair Value:
Total Investments at Fair Value	72,977,057	61,222,831
EBP 002 | EBP, Nonconsolidated, Plan Interest in Master Trust | Fixed Income Fund
Investments - Contract Value:
Total Investments at Contract Value	3,107,604	3,293,850
EBP 003
Investments - Contract Value:
Net assets available for benefits	32,520,158	29,802,109
EBP 003 | EBP, Nonconsolidated, Plan Interest in Master Trust
Investments - Fair Value:
Total Investments at Fair Value	27,570,618	24,426,611
Investments - Contract Value:
Total Investments at Contract Value	1,925,259	1,916,789
Net assets available for benefits	29,495,877	26,343,400
EBP 003 | EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual Funds
Investments - Fair Value:
Total Investments at Fair Value	1,288,924	1,215,190
EBP 003 | EBP, Nonconsolidated, Plan Interest in Master Trust | Adient Ordinary Shares
Investments - Fair Value:
Total Investments at Fair Value	159,424	120,673
EBP 003 | EBP, Nonconsolidated, Plan Interest in Master Trust | Interest Bearing Cash
Investments - Fair Value:
Total Investments at Fair Value	16,695	20,619
EBP 003 | EBP, Nonconsolidated, Plan Interest in Master Trust | Other Common Stock
Investments - Fair Value:
Total Investments at Fair Value	483,179	443,630
EBP 003 | EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual and Stock Funds
Investments - Fair Value:
Total Investments at Fair Value	1,948,222	1,800,112
EBP 003 | EBP, Nonconsolidated, Plan Interest in Master Trust | Common/Collective Trust Funds
Investments - Fair Value:
Total Investments at Fair Value	25,622,396	22,626,499
EBP 003 | EBP, Nonconsolidated, Plan Interest in Master Trust | Fixed Income Fund
Investments - Contract Value:
Total Investments at Contract Value	$ 1,925,259	$ 1,916,789